Discontinued Operations	12 Months Ended
Dec. 31, 2016
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

NOTE 4 – Discontinued Operations

(in thousands)	Year Ended December 31,
	2016	2015	2014
Net revenues	$—	$—	$(121)
Restructuring expense	—	—	217
Operating expenses	—	—	3,924
Total non-interest expenses	—	—	4,141
Loss from discontinued operations before income tax expense	—	—	(4,262)
Income tax benefit	—	—	(1,199)
Loss from discontinued operations, net of tax	$—	$—	$(3,063)